Basic and Diluted Net Loss Per Share - Schedule of Computation of Diluted Net Income (Loss) Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Total common stock equivalents	165,647,549	125,187,005
Common Stock Warrants [Member]
Total common stock equivalents	127,434,122	88,365,036
Common Stock Options [Member]
Total common stock equivalents	38,213,427	36,821,969